Employee benefits - Schedule of Average Number Of Employed Persons (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Average number of employees	2,222	1,890	993
Sales and marketing department
Disclosure of defined benefit plans [line items]
Average number of employees	796	705	369
R&D, design and digital department
Disclosure of defined benefit plans [line items]
Average number of employees	756	639	334
Manufacturing department
Disclosure of defined benefit plans [line items]
Average number of employees	19	12	8
Management, administration & others department
Disclosure of defined benefit plans [line items]
Average number of employees	651	534	282